UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF ACCUMULATIVE FUND
      September 30, 2004

COMMON STOCKS	Shares	Value

Air Transportation - 1.40%
Southwest Airlines Co.	2,000,000	$27,240,000

Aircraft - 2.69%
Goodrich Corporation	250,000	7,840,000
Lockheed Martin Corporation	150,000	8,367,000
Rockwell Collins, Inc.	350,000	12,999,000
United Technologies Corporation	250,000	23,345,000

		52,551,000

Aluminum - 1.03%
Alcoa Incorporated	600,000	20,154,000

Banks - 1.58%
Bank of America Corporation	200,000	8,666,000
Citigroup Inc.	500,000	22,060,000

		30,726,000

Broadcasting - 0.88%
Comcast Holdings Corporation, Class A*	140,000	3,952,900
Cox Communications, Inc., Class A*	400,000	13,252,000

		17,204,900

Business Equipment and Services - 0.70%
Omnicom Group Inc.	125,000	9,132,500
Stericycle, Inc.*	100,000	4,588,500

		13,721,000

Capital Equipment - 3.31%
Deere & Company	1,000,000	64,550,000

Chemicals -- Petroleum and Inorganic - 1.54%
du Pont (E.I.) de Nemours and Company	700,000	29,960,000

Chemicals -- Specialty - 0.19%
Scotts Company, Class A*	57,097	3,662,773

Communications Equipment - 1.99%
Cisco Systems, Inc.*	1,500,000	27,082,500
Juniper Networks, Inc.*	500,000	11,802,500

		38,885,000

Computers - Main and Mini - 1.32%
International Business Machines Corporation	300,000	25,722,000

Computers - Micro - 1.18%
Dell Inc.*	650,000	23,107,500

Computers -- Peripherals - 6.03%
Microsoft Corporation	2,800,000	77,406,000
Lexmark International, Inc.*	200,000	16,802,000
SAP Aktiengesellschaft, ADR	600,000	23,370,000

		117,578,000

Cosmetics and Toiletries - 2.19%
Alberto-Culver Company	250,000	10,870,000
Avon Products, Inc.	300,000	13,104,000
Estee Lauder Companies Inc. (The), Class A	450,000	18,810,000

		42,784,000

Electronic Components - 2.02%
Intel Corporation	900,000	18,036,000
Texas Instruments Incorporated	1,000,000	21,280,000

		39,316,000

Finance Companies - 2.92%
Fannie Mae	450,000	28,530,000
Freddie Mac	300,000	19,572,000
SLM Corporation	200,000	8,920,000

		57,022,000

Forest and Paper Products - 1.45%
International Paper Company	700,000	28,287,000

Health Care -- Drugs - 13.44%
Allergan, Inc.	625,000	45,343,750
Amgen Inc.*	1,000,000	56,795,000
Gilead Sciences, Inc.*	1,400,000	52,325,000
Genentech, Inc.*	340,000	17,822,800
MedImmune, Inc.*	300,000	7,105,500
Pfizer Inc.	1,600,000	48,960,000
Teva Pharmaceutical Industries Limited, ADR	1,300,000	33,741,500

		262,093,550

Health Care -- General - 5.76%
Boston Scientific Corporation*	800,000	31,784,000
St. Jude Medical, Inc.*	325,000	24,462,750
Wyeth	600,000	22,440,000
Zimmer Holdings, Inc.*	425,000	33,592,000

		112,278,750

Hospital Supply and Management - 2.00%
Caremark Rx, Inc.*	225,000	7,215,750
Guidant Corporation	110,000	7,264,400
HCA Inc.	500,000	19,075,000
PacifiCare Health Systems, Inc.*	150,000	5,505,000

		39,060,150

Household - General Products - 1.32%
Procter & Gamble Company (The)	475,000	25,707,000

Insurance -- Property and Casualty - 2.71%
American International Group, Inc.	300,000	20,397,000
CNA Financial Corporation*	150,000	3,601,500
Hartford Financial Services Group Inc. (The)	200,000	12,386,000
St. Paul Companies, Inc. (The)	500,000	16,530,000

		52,914,500

Leisure Time Industry - 1.16%
Walt Disney Company (The)	1,000,000	22,550,000

Multiple Industry - 7.11%
General Electric Company	2,700,000	90,666,000
Primus Guaranty, Ltd.*	450,000	6,075,000
Research In Motion Limited*	550,000	41,984,250

		138,725,250

Petroleum - Domestic - 1.39%
Equitable Resources, Inc.	500,000	27,155,000

Petroleum -- International - 13.98%
Burlington Resources Inc.	1,000,000	40,800,000
ChevronTexaco Corporation	1,850,000	99,234,000
ConocoPhillips	500,000	41,425,000
Exxon Mobil Corporation	1,000,000	48,330,000
Unocal Corporation	1,000,000	43,000,000

		272,789,000

Petroleum - Services - 3.12%
Patterson-UTI Energy, Inc.	1,600,000	30,480,000
Schlumberger Limited	450,000	30,289,500

		60,769,500

Railroad - 0.96%
Burlington Northern Santa Fe Corporation	296,300	11,351,253
Norfolk Southern Corporation	250,000	7,435,000

		18,786,253

Real Estate Investment Trust - 1.17%
Friedman, Billings, Ramsey Group, Inc., Class A	1,200,000	22,920,000

Restaurants - 2.40%
Applebee's International, Inc.	375,000	9,491,250
Darden Restaurants, Inc.	250,000	5,830,000
McDonald's Corporation	400,000	11,212,000
YUM! Brands, Inc.	500,000	20,330,000

		46,863,250

Retail - General Merchandise - 3.40%
Costco Wholesale Corporation	800,000	33,220,000
Kohl's Corporation*	300,000	14,457,000
Wal-Mart Stores, Inc.	350,000	18,620,000

		66,297,000

Retail - Specialty Stores - 0.77%
Lowe's Companies, Inc.	275,000	14,946,250

Security and Commodity Brokers - 2.36%
Chicago Mercantile Exchange Holdings Inc.	60,000	9,678,000
Goldman Sachs Group, Inc. (The)	225,000	20,979,000
Morgan (J.P.) Chase & Co.	150,000	5,959,500
Prudential Financial, Inc.	200,000	9,408,000

		46,024,500

Tobacco - 0.96%
Altria Group, Inc.	400,000	18,816,000

TOTAL COMMON STOCKS - 96.43%		$1,881,167,126

(Cost: $1,863,685,381)

TOTAL SHORT-TERM SECURITIES - 5.52%		$107,673,543

(Cost: $107,673,543)

TOTAL INVESTMENT SECURITIES - 101.95%		$1,988,840,669

(Cost: $1,971,358,924)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.95%)		(38,035,314)

NET ASSETS - 100.00%		$1,950,805,355

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF CORE INVESTMENT FUND

September 30, 2004

COMMON STOCKS	Shares	Value

Aircraft - 5.41%
Goodrich Corporation	1,322,250	$41,465,760
Lockheed Martin Corporation	2,239,840	124,938,275
United Technologies Corporation	620,600	57,951,628

		224,355,663

Aluminum - 0.53%
Alcoa Incorporated	652,500	21,917,475

Banks - 3.39%
U.S. Bancorp	1,679,100	48,525,990
Wells Fargo & Company	1,543,700	92,050,831

		140,576,821

Beverages - 4.11%
Anheuser-Busch Companies, Inc.	640,200	31,977,990
Coca-Cola Company (The)	2,448,800	98,074,440
PepsiCo, Inc.	830,800	40,418,420

		170,470,850

Broadcasting - 3.68%
Comcast Corporation, Class A Special*	1,468,700	41,050,165
Cox Communications, Inc., Class A*	1,844,337	61,102,885
Liberty Media Corporation, Class A*	5,764,300	50,264,696

		152,417,746

Capital Equipment - 4.48%
Caterpillar Inc.	618,600	49,766,370
Deere & Company	1,437,800	92,809,990
Illinois Tool Works Inc.	460,800	42,932,736

		185,509,096

Chemicals -- Petroleum and Inorganic - 0.99%
du Pont (E.I.) de Nemours and Company	957,500	40,981,000

Chemicals -- Specialty - 2.47%
Air Products and Chemicals, Inc.	1,882,500	102,370,350

Communications Equipment - 1.26%
Cisco Systems, Inc.*	2,901,500	52,386,583

Computers - Micro - 2.75%
Apple Computer, Inc.* (A)	1,303,500	50,523,660
Dell Inc.*	1,784,200	63,428,310

		113,951,970

Computers -- Peripherals - 5.84%
Microsoft Corporation	2,975,800	82,265,991
Oracle Corporation*	4,496,200	50,784,579
SAP Aktiengesellschaft, ADR	2,803,700	109,204,115

		242,254,685

Cosmetics and Toiletries - 0.51%
Avon Products, Inc.	479,500	20,944,560

Electronic Components - 2.35%
Analog Devices, Inc.	660,900	25,629,702
Intel Corporation	2,330,200	46,697,208
Texas Instruments Incorporated	1,176,000	25,025,280

		97,352,190

Electronic Instruments - 0.40%
Applied Materials, Inc.*	1,006,900	16,608,815

Finance Companies - 1.11%
Fannie Mae	722,300	45,793,820

Food and Related - 1.49%
Kellogg Company	1,450,600	61,882,596

Health Care -- Drugs - 6.11%
Amgen Inc.*	736,140	41,809,071
Gilead Sciences, Inc.*	594,300	22,211,963
Novartis AG, Registered Shares (B)	1,276,000	59,563,041
Pfizer Inc.	4,236,390	129,633,534

		253,217,609

Health Care -- General - 2.12%
Wyeth	2,347,700	87,803,980

Hospital Supply and Management - 3.15%
Aetna Inc.	231,570	23,140,790
Caremark Rx, Inc.*	257,200	8,248,404
Guidant Corporation	192,800	12,732,512
Medtronic, Inc.	1,280,300	66,447,570
UnitedHealth Group Incorporated	272,400	20,086,776

		130,656,052

Hotels and Gaming - 1.08%
Marriott International, Inc., Class A	857,600	44,560,896

Household - General Products - 1.19%
Colgate-Palmolive Company	1,087,100	49,115,178

Insurance -- Property and Casualty - 4.31%
American International Group, Inc.	1,144,380	77,806,396
Berkshire Hathaway Inc., Class A*	1,163	100,773,950

		178,580,346

Leisure Time Industry - 0.31%
Carnival Corporation	272,100	12,867,609

Mining - 0.56%
Phelps Dodge Corporation	253,400	23,320,402

Multiple Industry - 3.50%
General Electric Company	4,317,600	144,985,008

Petroleum -- International - 9.82%
Anadarko Petroleum Corporation	2,077,750	137,879,490
BP p.l.c., ADR	154,200	8,871,126
Burlington Resources Inc.	3,310,600	135,072,480
Exxon Mobil Corporation	2,592,640	125,302,291

		407,125,387

Petroleum - Services - 7.45%
Baker Hughes Incorporated	3,465,700	151,520,404
Nabors Industries Ltd.*	950,200	44,991,970
Schlumberger Limited	1,340,600	90,235,786
Transocean Inc.*	616,200	22,047,636

		308,795,796

Railroad - 1.02%
Union Pacific Corporation	722,200	42,320,920

Retail - General Merchandise - 5.22%
Costco Wholesale Corporation	2,974,600	123,520,265
Kohl's Corporation*	651,300	31,386,147
Wal-Mart Stores, Inc.	1,157,800	61,594,960

		216,501,372

Retail -- Specialty Stores - 1.18%
Best Buy Co., Inc. (A)	900,100	48,821,424

Security and Commodity Brokers - 1.04%
Goldman Sachs Group, Inc. (The)	463,800	43,244,712

Timesharing and Software - 1.48%
eBay Inc.*	667,500	61,386,638

Trucking and Shipping - 2.42%
United Parcel Service, Inc., Class B	1,324,000	100,518,080

Utilities -- Electric - 2.94%
Dominion Resources, Inc.	1,869,050	121,955,513

Utilities -- Telephone - 2.72%
Sprint Corporation	604,000	12,158,520
Vodafone Group Plc, ADR	4,179,100	100,758,101

		112,916,621

TOTAL COMMON STOCKS - 98.39%		$4,078,467,763

(Cost: $3,067,383,520)

TOTAL SHORT-TERM SECURITIES - 0.73%		$30,242,582

(Cost: $30,242,582)

TOTAL INVESTMENT SECURITIES - 99.12%		$4,108,710,345

(Cost: $3,097,626,102)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.88%		36,431,217

NET ASSETS - 100.00%		$4,145,141,562

Notes to Schedule of Investments
	*No dividends were paid during the preceding 12 months.

(A)	Securities serve as cover for the following written call options outstanding at September 30, 2004:

		Contracts
	Underlying	Subject	Expiration Month/	Premium	Market
	Security	to Call	Exercise Price	Received	Value
	---	----	------	---	---
	Apple Computer, Inc.	2,481	Nov/45	$158,557	$161,265
	Best Buy Co., Inc.	6,000	Dec/60	466,814	450,000

				$625,371	$611,265

(B)	Listed on an exchange outside the United States.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND

September 30, 2004

COMMON STOCKS	Shares	Value

Broadcasting - 2.00%
XM Satellite Radio Holdings Inc., Class A*	1,306,250	$40,532,938

Business Equipment and Services - 8.07%
CheckFree Corporation*	1,942,400	53,668,512
Euronet Worldwide, Inc.*	2,138,950	40,051,839
First Data Corporation	1,610,900	70,074,150

		163,794,501

Communications Equipment - 4.53%
Cisco Systems, Inc.*	945,800	17,076,419
Foundry Networks, Inc.*	736,561	6,993,647
NETGEAR, Inc.*	1,037,900	12,693,517
Nokia Corporation, Series A, ADR	1,681,600	23,071,552
Scientific-Atlanta, Inc.	1,241,100	32,169,312

		92,004,447

Computers - Micro - 1.55%
Dell Inc.*	883,400	31,404,870

Computers -- Peripherals - 12.00%
Amdocs Limited*	1,558,530	34,022,710
Check Point Software Technologies Ltd.*	1,126,200	19,117,245
Computer Associates International, Inc.	781,100	20,542,930
EMC Corporation*	4,286,900	49,470,826
Hypercom Corporation*	1,597,150	11,786,967
Macromedia, Inc.*	433,000	8,692,475
Microsoft Corporation	1,620,900	44,809,780
Oracle Corporation*	1,346,500	15,208,718
Symbol Technologies, Inc.	3,164,010	39,993,086

		243,644,737

Consumer Electronics - 3.07%
Garmin Ltd.	1,441,700	62,346,316

Electronic Components - 11.31%
Amphenol Corporation, Class A*	854,600	29,278,596
Analog Devices, Inc.	436,200	16,915,836
Cherokee International Corporation*	935,500	7,708,520
Mediatek Incorporation(A)	2,777,641	18,636,403
Microchip Technology Incorporated	1,916,100	51,341,900
Motorola, Inc.	1,163,000	20,980,520
Samsung Electronics Co., Ltd.(A)	175,000	69,604,863
United Microelectronics Corporation*	4,493,458	15,187,888

		229,654,526

Health Care -- Drugs - 13.13%
Alcon, Inc.	1,084,500	86,976,900
Amgen Inc.*	617,400	35,065,233
Corgentech Inc.*	565,500	9,644,603
Forest Laboratories, Inc.*	649,800	29,228,004
Genzyme Corporation*	1,083,400	58,855,705
IVAX Corporation*	2,437,125	46,670,944

		266,441,389

Health Care -- General - 5.42%
Advanced Medical Optics, Inc.*	458,800	18,154,716
Boston Scientific Corporation*	2,309,700	91,764,381

		109,919,097

Hospital Supply and Management - 13.77%
Anthem, Inc.*	236,300	20,617,175
Cerner Corporation*	2,127,100	92,135,336
Guidant Corporation	740,300	48,889,412
HCA Inc.	1,036,900	39,557,735
UnitedHealth Group Incorporated	703,100	51,846,594
WellCare Group, Inc.*	1,399,500	26,520,525

		279,566,777

Multiple Industry - 11.01%
AU Optronics Corp., ADR	621,600	7,782,432
Critical Therapeutics, Inc.*	1,246,200	7,315,194
Cytokinetics, Incorporated*	378,100	5,030,620
Radiation Therapy Services, Inc.*	826,400	9,536,656
Research In Motion Limited*	2,539,200	193,829,832

		223,494,734

Security and Commodity Brokers - 2.05%
Chicago Mercantile Exchange Holdings Inc.	258,500	41,696,050

Timesharing and Software - 1.50%
Alliance Data Systems Corporation*	751,400	30,476,784

Utilities - Telephone - 2.20%
NII Holdings Inc. Class B	700,800	28,911,504
Telesystem International Wireless Inc.*	1,665,000	15,734,250

		44,645,754

TOTAL COMMON STOCKS - 91.61%		$1,859,622,920

(Cost: $1,589,153,568)

TOTAL SHORT-TERM SECURITIES - 8.11%		$164,521,678

(Cost: $164,521,678)

TOTAL INVESTMENT SECURITIES - 99.72%		$2,024,144,598

(Cost: $1,753,675,246)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.28%		5,732,093

NET ASSETS - 100.00%		$2,029,876,691

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)	Listed on an exchange outside the United States.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004